Directors and Key Management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Short-term employee benefits	€ 3.9	€ 2.8	€ 3.3
Share-based payment expense	3.5	7.6	6.3
Termination benefits	0.0	0.0	0.1
Non-Executive Director fees	0.3	0.4	0.4
Total Directors' and executive officers' compensation	€ 7.7	€ 10.8	€ 10.1